DEBT	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
DEBT
DEBT

Debt at June 30, 2018 and December 31, 2017 is summarized as follows:

(in thousands of $)	2018	2017
$33.9 million term loan	—	24,317
$82.5 million term loan	—	35,733
$284.0 million term loan	184,015	190,870
$420.0 million term loan	342,113	352,432
$425.0 million term loan	359,481	220,868
$109.2 million term loan	98,495	102,765
$73.4 million term loan	63,969	67,739
$80.2 million term loan	71,242	74,814
$120.0 million term loan	102,993	—
U.S. dollar denominated floating rate debt	1,222,308	1,069,538
U.S. dollar denominated fixed rate debt	165,707	178,856
Related party seller's credit	—	44,000
Deferred charges	(4,407)	(3,935)
Total debt	1,383,608	1,288,459
Less: current portion	(231,462)	(109,671)
	1,152,146	1,178,788

Movements during the six months ended June 30, 2018 are summarized as follows:

(in thousands of $)	Floating rate debt	Fixed rate debt	Related party seller's credit	Deferred charges	Total
Balance at December 31, 2017	1,069,538	178,856	44,000	(3,935)	1,288,459
Loan draw downs	252,993	—	21,500	—	274,493
Loan repayments	(100,223)	—	(65,500)	—	(165,723)
Carrying value of fixed rate debt repurchases	—	(18,152)	—	—	(18,152)
Amortization of purchase price adjustment	—	5,003	—	—	5,003
Capitalized financing fees and expenses	—	—	—	(1,200)	(1,200)
Amortization of capitalized fees and expenses	—	—	—	728	728
Balance at June 30, 2018	1,222,308	165,707	—	(4,407)	1,383,608

In the six months ended June 30, 2018, we drew down $150.0 million from our $425 million term loan facility in connection with the five Capesize newbuildings delivered during the period. In the six months ended June 30, 2018, we repaid $30.3 million in ordinary installments of our floating rate debt and $11.6 million under the cash sweep mechanism of the non-recourse loans financing the vessels acquired from Quintana Shipping Ltd in 2017. As of June 30, 2018, the deferred repayments under the non-recourse loan facilities amounted to $5.8 million.

In connection with a refinancing of 10 vessels, we repaid at maturity of the loans $58.3 million under our $34.0 million and $82.5 million loan facilities and prepaid related party seller credit loans of $65.5 million. To finance these transactions, $103.0 million was drawn under the new $120 million loan facility, which key terms are described below.

In the six months ended June 30, 2018, we acquired in aggregate $19.0 million notional of our 3.07% $200 million Golden Ocean Group Limited Convertible Bond for approximately $18.7 million in total and recognized a loss of $0.5 million, presented under other financial items. Of the total purchase price of $18.7 million, $3.4 million was paid in July 2018. As of June 30, 2018, we hold $28.4 million notional of the 3.07% $200 million Golden Ocean Group Limited Convertible Bond.

The movement of $5.0 million of the U.S. dollar denominated fixed rate debt in 2018 represents the amortization of purchase price adjustments arising from the merger with the former Golden Ocean Group Limited in 2015.

The Company capitalized $1.2 million in fees in relation to the $120 million loan facility, and recorded net deferred charges of $4.4 million at June 30, 2018 as a direct deduction from the carrying amount of the related debt.

New $120 million loan facility
In May 2018, the Company entered into a $120 million loan facility to refinance 10 vessels and an aggregate of $58.3 million due under two loan facilities maturing in 2018 and seller credit loans of $65.5 million. The $120 million facility bears interest of LIBOR plus a margin of 2.25% per annum. Repayments are made on a quarterly basis based on a twenty years age profile. The tranches mature in April 2023, with a balloon payment of $81.6 million. As of June 30, 2018, $103.0 million was drawn under this loan facility and the remaining $17.0 million was drawn in July 2018.

The total outstanding debt at June 30, 2018 is repayable as follows:

(in thousands of $)
2018 (remaining six months)	32,877
2019	488,569
2020	379,600
2021	393,002
2022	27,278
Thereafter	72,583
1,393,909
Fair value purchase price adjustment of convertible bond debt	(5,893)
1,388,016

Assets pledged
As of June 30, 2018, 68 vessels (December 31, 2017: fifty-nine vessels) with an aggregate carrying value of $2,450.5 million (December 31, 2017: $2,130.0 million) were pledged as security for our floating rate debt.